Unaudited Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net current period other comprehensive income, net of taxes		$ 14,680
Net current period other comprehensive income, net of taxes		34
Beginning balance		(52,642)
Other comprehensive income before reclassifications		(396)
Amounts reclassified from accumulated other comprehensive loss		15,110
Net current period other comprehensive income, net of taxes		14,714
Ending balance	(37,928)	(37,928)
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss		15,110
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Interest Expense [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gain on interest rate swap agreements, designated as cash flow hedges	7,543	15,076
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Selling, General and Administrative Expenses [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service cost	(114)	(228)
Amortization of unrecognized loss	131	262
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Loss From Continuing Operations Before Income Taxes [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Income Tax Expense [Member]
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense	0	0
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Net Loss [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Amounts reclassified from Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	7,560	15,110
Gain (Loss) On Derivative Instruments [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(45,651)
Other comprehensive income before reclassifications		(396)
Amounts reclassified from accumulated other comprehensive loss		15,076
Net current period other comprehensive income, net of taxes		14,680
Ending Balance	(30,971)	(30,971)
Net actuarial loss on prior service cost [Member]
Changes in Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(6,991)
Other comprehensive income before reclassifications		0
Amounts reclassified from accumulated other comprehensive loss		34
Net current period other comprehensive income, net of taxes		34
Ending balance	$ (6,957)	$ (6,957)